Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Aug. 19, 2022	Jan. 26, 2022	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Issuance of common stock, Share				1,482,520	1,454,239	1,157,868
Issuance of common stock, Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock					$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment award options granted			1,334,379
Share based compensation arrangements by share based payment award options granted Weighted average grant date fair value per share			$ 11.58
Business combination, transaction related expenses	$ 30,990
Subsequent Event [Member] | Social Capital Suvretta Holdings Corp. I [Member]
Subsequent Event [Line Items]
Business combination estimated combined enterprise value		$ 1,000,000
Gross proceeds from business combination	164,283
Subsequent Event [Member] | Social Capital Suvretta Holdings Corp. I [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Issuance of common stock	$ 162,000
Subsequent Event [Member] | Social Capital Suvretta Holdings Corp. I [Member] | PIPE Shares [Member]
Subsequent Event [Line Items]
Issuance of common stock, Share	16,200,000
Issuance of common stock, Per Share	$ 10